6. Property And Equipment, Net (Details)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Motor vehicles	1,245,883	1,243,443	$ 199,978
Leasehold improvements	2,872,265	2,477,265	461,030
Office equipment	5,850,489	4,994,735	939,068
Communication equipment	61,871	61,871	9,932
Software	1,799,942	902,188	288,911
Total	11,830,450	9,679,502	1,898,919
Less: Accumulated depreciation	(7,472,485)	(5,748,528)	(1,199,417)
Property and equipment, net	4,357,965	3,930,974	$ 699,502